Acquisitions and Collaborations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of consideration transferred and the recognized amounts of the assets acquired and liabilities assumed as of the acquisition date for the company’s material acquisitions during the nine months ended September 30, 2015.

(in millions)	Oncaspar	SuppreMol

Consideration transferred
Cash, net of cash acquired	$890	$228

Fair value of consideration transferred	$890	$228

Assets acquired and liabilities assumed
Other intangible assets	$781	$179
Inventories	17	—
Other assets	—	19
Accrued liabilities	(1)	—
Long-term liabilities	(120)	(53)

Total identifiable net assets	677	145
Goodwill	213	83

Total assets acquired and liabilities assumed	$890	$228

	2014		2013
(in millions)	Chatham	AesRx	Inspiration/Ipsen OBIZUR

Consideration transferred
Cash, net of cash acquired	$70	$15	$51
Fair value of contingent payments	77	65	269

Fair value of consideration transferred	$147	$80	320

Assets acquired
Other intangible assets	$74	$78	$288
Other assets, net	—	—	25

Total identifiable net assets	74	78	313
Goodwill	73	2	7

Total assets acquired	$147	$80	$320